INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Summary of Inventories

	As of December 31,
	2025	2024
	US$’000	US$’000
Raw materials and supplies	52,058	38,313
Work in progress	30,135	21,195
Finished goods	69,322	67,306
Total inventories at the lower of cost and net realizable value	151,515	126,814